Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 333,705	$ 499,249
Short-term investments	0	2,100
Accounts receivable	8,385	8,416
Inventories	9,859	0
Other assets	984	974
Total current assets	352,933	510,739
Non-current assets
Investments in associates	257,433	82,902
Other investments	115,133	108,409
Royalty, stream and other interests	1,575,772	494,768
Exploration and evaluation	102,182	100,038
Goodwill	111,204	111,204
Deferred income taxes	0	7,978
Other assets	1,686	266
Total Assets	2,516,343	1,416,304
Current liabilities
Accounts payable and accrued liabilities	15,310	7,438
Dividends payable	7,890	4,266
Provisions and other liabilities	5,632	4,153
Total current liabilities	28,832	15,857
Non-current liabilities
Long-term debt	464,308	45,780
Provisions and other liabilities	2,036	12,433
Deferred income taxes	126,762	127,930
Total liabilities	621,938	202,000
Equity
Share capital	1,633,013	908,890
Warrants	30,901	30,901
Contributed surplus	13,265	11,411
Equity component of convertible debentures	17,601	3,091
Accumulated other comprehensive income (loss)	(2,878)	7,838
Retained earnings	202,503	250,306
Equity attributable to Osisko Gold Royalties Ltd shareholders	1,894,405	1,212,437
Non-controlling interests	0	1,867
Total equity	1,894,405	1,214,304
Total Liabilities and Equity	$ 2,516,343	$ 1,416,304